Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]	Common Stock To Be Issued [Member]
Beginning balance, value at Dec. 31, 2022	$ 642,740	$ (1,000)	$ 44,602,052	$ 2,119,566	$ (1,137,902)	$ (46,555,334)	$ (328,994)
Beginning balance, shares at Dec. 31, 2022	6,427,395,360							100	88,235	0
Beginning balance, shares at Dec. 31, 2022		100,000
Common stock issued for cash, net of fees	$ 137,573		3,364,699				3,502,272
Common stock issued for cash, net of fees, shares	1,375,722,360
Issuance of common stock for legal settlement	$ 29,700		1,960,200				1,989,900
Issuance of common stock for legal settlement, shares	297,000,000
Common Stock to be issued	$ (11,667)		(193,333)				(115,454)
Foreign currency adjustment					(115,454)		(115,454)
Net loss				(902,156)		(20,820,887)	(21,723,043)
Ending balance, value at Dec. 31, 2023	$ 798,346	$ (1,000)	49,733,618	1,217,410	(1,253,356)	(67,376,221)	$ (16,675,319)
Ending balance, shares at Dec. 31, 2023	8,100,117,720							100	88,235	0
Ending balance, shares at Dec. 31, 2023		100,000					100,000
Common stock issued for cash, net of fees	$ 220,724		812,852				$ 1,033,575
Common stock issued for cash, net of fees, shares	2,146,127,502
Issuance of common stock for legal settlement	$ 19,444		307,933				2,733,423
Issuance of common stock for legal settlement, shares	194,444,444									2,305,555,556
Conversion of convertible debt into common stock	$ 16,682		303,894				115,076
Conversion of convertible debt into common stock, shares	111,267,868
Common Stock to be issued							24,000
Common Stock to be issued, shares										240,000,000
Foreign currency adjustment					(373,703)		(373,703)
Net loss				(10,404)		(3,883,455)	(3,893,859)
Ending balance, value at Dec. 31, 2024	$ 1,055,196	$ (1,000)	$ 51,157,797	$ 1,207,006	$ (1,627,086)	$ (71,259,677)	$ (16,996,834)
Ending balance, shares at Dec. 31, 2024	10,551,957,534							100	88,235	2,545,555,556
Ending balance, shares at Dec. 31, 2024		100,000					100,000